Pioneer Variable Contracts Trust
Pioneer Select Mid Cap Growth

VCT Portfolio
Class I Shares
Schedule of Investments  |  September 30, 2022

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.6%
	Common Stocks — 99.0% of Net Assets
	Aerospace & Defense — 1.3%
5,049	Huntington Ingalls Industries, Inc.	$ 1,118,354
	Total Aerospace & Defense	$1,118,354
	Air Freight & Logistics — 0.7%
6,221	CH Robinson Worldwide, Inc.	$ 599,145
	Total Air Freight & Logistics	$599,145
	Banks — 0.4%
1,017(a)	SVB Financial Group	$ 341,488
	Total Banks	$341,488
	Beverages — 1.0%
9,881(a)	Celsius Holdings, Inc.	$ 896,009
	Total Beverages	$896,009
	Biotechnology — 3.2%
8,177(a)	Alnylam Pharmaceuticals, Inc.	$ 1,636,708
2,924(a)	Fate Therapeutics, Inc.	65,527
18,128(a)	Natera, Inc.	794,369
17,172(a)	Replimune Group, Inc.	296,561
	Total Biotechnology	$2,793,165
	Building Products — 0.3%
5,493(a)	Trex Co., Inc.	$ 241,362
	Total Building Products	$241,362
	Capital Markets — 3.8%
5,032	Cboe Global Markets, Inc.	$ 590,606
5,197	MSCI, Inc.	2,192,042
8,864	Tradeweb Markets, Inc., Class A	500,107
	Total Capital Markets	$3,282,755
	Chemicals — 1.5%
3,878	CF Industries Holdings, Inc.	$ 373,258
1,870	Sherwin-Williams Co.	382,882
5,459	Sociedad Quimica y Minera de Chile S.A. (A.D.R.)	495,404
	Total Chemicals	$1,251,544
	Communications Equipment — 1.5%
5,965	Motorola Solutions, Inc.	$ 1,335,981
	Total Communications Equipment	$1,335,981
	Construction & Engineering — 1.5%
4,693	Valmont Industries, Inc.	$ 1,260,634
	Total Construction & Engineering	$1,260,634
	Construction Materials — 0.7%
1,760	Martin Marietta Materials, Inc.	$ 566,878
	Total Construction Materials	$566,878
	Containers & Packaging — 0.3%
65,770(a)	Ranpak Holdings Corp.	$ 224,933
	Total Containers & Packaging	$224,933

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Distributors — 0.4%
1,213	Pool Corp.	$ 385,989
	Total Distributors	$385,989
	Diversified Consumer Services — 0.6%
9,070	Service Corp. International	$ 523,702
	Total Diversified Consumer Services	$523,702
	Electrical Equipment — 2.6%
6,300(a)	Generac Holdings, Inc.	$ 1,122,282
2,059	Rockwell Automation, Inc.	442,912
24,592(a)	Sunrun, Inc.	678,493
	Total Electrical Equipment	$2,243,687
	Electronic Equipment, Instruments & Components — 4.7%
26,501	Amphenol Corp., Class A	$ 1,774,507
5,543	CDW Corp.	865,151
52,836(a)	Flex, Ltd.	880,248
13,875	National Instruments Corp.	523,643
	Total Electronic Equipment, Instruments & Components	$4,043,549
	Energy Equipment & Services — 0.4%
9,876	Cactus, Inc., Class A	$ 379,535
	Total Energy Equipment & Services	$379,535
	Entertainment — 1.5%
4,484(a)	Live Nation Entertainment, Inc.	$ 340,963
5,080(a)	Spotify Technology S.A.	438,404
47,684(a)	Warner Bros Discovery, Inc.	548,366
	Total Entertainment	$1,327,733
	Equity Real Estate Investment Trusts (REITs) — 1.9%
15,477	Americold Realty Trust, Inc.	$ 380,734
14,040	Equity Commonwealth	342,015
10,006	Iron Mountain, Inc.	439,964
1,654	SBA Communications Corp.	470,811
	Total Equity Real Estate Investment Trusts (REITs)	$1,633,524
	Food & Staples Retailing — 0.7%
8,672(a)	BJ's Wholesale Club Holdings, Inc.	$ 631,408
	Total Food & Staples Retailing	$631,408
	Food Products — 1.3%
4,914	Hershey Co.	$ 1,083,390
	Total Food Products	$1,083,390
	Gas Utilities — 0.3%
4,833	National Fuel Gas Co.	$ 297,471
	Total Gas Utilities	$297,471
	Health Care Equipment & Supplies — 6.1%
11,525(a)	Dexcom, Inc.	$ 928,224
4,856(a)	Insulet Corp.	1,113,966
4,957(a)	Penumbra, Inc.	939,847
6,898	ResMed, Inc.	1,505,833
2,866(a)	Shockwave Medical, Inc.	796,949
	Total Health Care Equipment & Supplies	$5,284,819

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Shares		Value
	Health Care Providers & Services — 2.9%
528(a)	Amedisys, Inc.	$ 51,105
1,716	AmerisourceBergen Corp.	232,226
4,906(a)	Molina Healthcare, Inc.	1,618,195
19,300(a)	Option Care Health, Inc.	607,371
	Total Health Care Providers & Services	$2,508,897
	Health Care Technology — 1.1%
5,786(a)	Veeva Systems, Inc., Class A	$ 953,996
	Total Health Care Technology	$953,996
	Hotels, Restaurants & Leisure — 5.6%
12,691(a)	Brinker International, Inc.	$ 317,021
1,080(a)	Chipotle Mexican Grill, Inc.	1,622,981
23,538(a)	DraftKings, Inc., Class A	356,365
5,213(a)	Expedia Group, Inc.	488,406
6,076(a)	Las Vegas Sands Corp.	227,972
6,803	Papa John's International, Inc.	476,278
7,712(a)	Planet Fitness, Inc., Class A	444,674
31,148	Wendy's Co.	582,156
5,167	Wyndham Hotels & Resorts, Inc.	316,995
	Total Hotels, Restaurants & Leisure	$4,832,848
	Household Durables — 0.4%
2,216(a)	TopBuild Corp.	$ 365,152
	Total Household Durables	$365,152
	Insurance — 1.1%
5,608	Arthur J Gallagher & Co.	$ 960,202
	Total Insurance	$960,202
	Interactive Media & Services — 0.5%
3,219(a)	IAC, Inc.	$ 178,268
5,741(a)	Match Group, Inc.	274,133
	Total Interactive Media & Services	$452,401
	IT Services — 4.8%
4,361(a)	Akamai Technologies, Inc.	$ 350,276
8,457(a)	Cloudflare, Inc., Class A	467,757
1,679(a)	EPAM Systems, Inc.	608,117
27,707	Genpact, Ltd.	1,212,735
1,793(a)	MongoDB, Inc.	356,018
14,940	SS&C Technologies Holdings, Inc.	713,385
6,296(a)	Twilio, Inc., Class A	435,305
	Total IT Services	$4,143,593
	Life Sciences Tools & Services — 4.9%
13,346	Agilent Technologies, Inc.	$ 1,622,206
11,878	Bruker Corp.	630,247
3,102(a)	Charles River Laboratories International Inc	610,474
4,445(a)	IQVIA Holdings, Inc.	805,167
372(a)	Pacific Biosciences of California, Inc.	2,159
2,808(a)	Repligen Corp.	525,405
	Total Life Sciences Tools & Services	$4,195,658

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Shares		Value
	Machinery — 0.3%
1,801(a)	Middleby Corp.	$ 230,834
	Total Machinery	$230,834
	Marine — 1.0%
9,400(a)	Kirby Corp.	$ 571,238
14,364	Star Bulk Carriers Corp.	251,083
	Total Marine	$822,321
	Media — 0.8%
4,293	Nexstar Media Group, Inc., Class A	$ 716,287
	Total Media	$716,287
	Metals & Mining — 0.6%
17,329	Teck Resources, Ltd., Class B	$ 526,975
	Total Metals & Mining	$526,975
	Multiline Retail — 0.7%
2,437	Dollar General Corp.	$ 584,539
	Total Multiline Retail	$584,539
	Oil, Gas & Consumable Fuels — 4.8%
67,421(a)	Comstock Resources, Inc.	$ 1,165,709
20,707	EQT Corp.	843,811
18,847	Occidental Petroleum Corp.	1,158,148
21,886	Ovintiv, Inc.	1,006,756
	Total Oil, Gas & Consumable Fuels	$4,174,424
	Professional Services — 4.6%
144,878(a)	Clarivate Plc	$ 1,360,404
13,530	Thomson Reuters Corp.	1,388,449
7,351	Verisk Analytics, Inc.	1,253,566
	Total Professional Services	$4,002,419
	Road & Rail — 0.6%
6,102	TFI International, Inc.	$ 552,109
	Total Road & Rail	$552,109
	Semiconductors & Semiconductor Equipment — 4.7%
10,359(a)	Advanced Micro Devices, Inc.	$ 656,347
4,065(a)	Enphase Energy, Inc.	1,127,916
9,867	Marvell Technology, Inc.	423,393
15,133	Micron Technology, Inc.	758,163
3,815	MKS Instruments, Inc.	315,272
1,674(a)	SiTime Corp.	131,794
2,979(a)	SolarEdge Technologies, Inc.	689,519
	Total Semiconductors & Semiconductor Equipment	$4,102,404
	Software — 14.6%
3,023(a)	Atlassian Corp. Plc, Class A	$ 636,614
2,290(a)	Bill.com Holdings, Inc.	303,127
6,612(a)	Crowdstrike Holdings, Inc., Class A	1,089,724
8,483(a)	Datadog, Inc., Class A	753,121
22,450(a)	Fortinet, Inc.	1,102,968
1,474(a)	HubSpot, Inc.	398,157
24,020	NortonLifeLock, Inc.	483,763
9,966(a)	Palo Alto Networks, Inc.	1,632,331

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Schedule of Investments 9/30/22 (unaudited) (continued)
Shares		Value
	Software — (continued)
3,884(a)	Paycom Software, Inc.	$ 1,281,681
1,413(a)	ServiceNow, Inc.	533,563
6,923(a)	Smartsheet, Inc., Class A	237,874
7,807(a)	Splunk, Inc.	587,086
7,570(a)	Synopsys, Inc.	2,312,711
9,935(a)	Tenable Holdings, Inc.	345,738
10,223(a)	Trade Desk, Inc., Class A	610,824
3,641(a)	Zendesk, Inc.	277,080
	Total Software	$12,586,362
	Specialty Retail — 4.7%
1,158	Advance Auto Parts, Inc.	$ 181,042
826(a)	AutoZone, Inc.	1,769,234
5,574(a)	Floor & Decor Holdings, Inc., Class A	391,629
5,943	Ross Stores, Inc.	500,817
3,060	Tractor Supply Co.	568,793
1,222(a)	Ulta Beauty, Inc.	490,254
6,700(a)	Victoria's Secret & Co.	195,104
	Total Specialty Retail	$4,096,873
	Technology Hardware, Storage & Peripherals — 0.4%
13,395(a)	Pure Storage, Inc., Class A	$ 366,621
	Total Technology Hardware, Storage & Peripherals	$366,621
	Textiles, Apparel & Luxury Goods — 1.6%
4,391(a)	Lululemon Athletica, Inc.	$ 1,227,548
4,684(a)	Skechers USA, Inc., Class A	148,576
	Total Textiles, Apparel & Luxury Goods	$1,376,124
	Trading Companies & Distributors — 1.6%
2,754	WW Grainger, Inc.	$ 1,347,229
	Total Trading Companies & Distributors	$1,347,229
	Total Common Stocks (Cost $75,251,256)	$85,645,323

	SHORT TERM INVESTMENTS — 0.6% of Net Assets
	Open-End Fund — 0.6%
546,278(b)	Dreyfus Government Cash Management, Institutional Shares, 2.75%	$ 546,278
		$546,278
	TOTAL SHORT TERM INVESTMENTS (Cost $546,278)	$546,278
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $75,797,534)	$86,191,601
	OTHER ASSETS AND LIABILITIES — 0.4%	$303,709
	net assets — 100.0%	$86,495,310

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2022.

Pioneer Select Mid Cap Growth VCT Portfolio	Pioneer Variable Contracts Trust

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2022, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$85,645,323	$—	$—	$85,645,323
Open-End Fund	546,278	—	—	546,278
Total Investments in Securities	$86,191,601	$—	$—	$86,191,601
During the period ended September 30, 2022, there were no transfers in or out of Level 3.